Inventories	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Inventories

	2011	2010
	US$’000	US$’000

Raw materials	142	228
Work in progress	74	220
Finished goods	367	872
	583	1,320

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2011, and 2010, provision for obsolete and slow moving inventories amounted to US$209,000 and US$65,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.